Convertible notes at fair value - Summary of fair value of the notes determined using monte carlo simulation with key assumptions (Details)	Dec. 31, 2019	Dec. 12, 2019	Nov. 14, 2019	Aug. 22, 2019	Mar. 01, 2019	Feb. 01, 2019	Dec. 31, 2018
Debt Instrument Fair Value Disclosure [Abstract]
Volatility	44.17%	43.86%	44.34%	43.86%	44.99%	44.59%	44.32%
Risk-free rate	1.67%	1.71%	1.61%	1.47%	2.62%	2.55%	2.52%